Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		Common Unitholders	Class B Units	General Partner Units	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2021		$ 568,762	$ 9,453	$ 10,492	$ 0	$ 588,707
Net income		50,297	619	951	0	51,867
Conversion of Class B to common units	[1]	5,238	(5,238)		0
Other comprehensive income					0	0
Cash distributions		(70,375)	(963)	(1,332)	0	(72,670)
Ending balance at Dec. 31, 2022		553,922	3,871	10,111	0	567,904
Convertible preferred units, beginning balance at Dec. 31, 2021						84,308
Net income (loss)						6,800
Cash distributions						(6,800)
Convertible preferred units, ending balance at Dec. 31, 2022						84,308
Net income		(40,368)		(760)	0	(41,128)
Other comprehensive income					0	0
Cash distributions		(3,541)		(66)	0	(3,607)
Ending balance at Dec. 31, 2023		510,013	3,871	9,285	0	523,169
Net income (loss)						6,800
Cash distributions						(6,800)
Convertible preferred units, ending balance at Dec. 31, 2023						84,308
Net income		7,131		134	0	7,265
Other comprehensive income					0	0
Cash distributions		(3,541)		(66)	0	(3,607)
Ending balance at Dec. 31, 2024		$ 513,603	$ 3,871	$ 9,353	$ 0	526,827
Net income (loss)						6,800
Cash distributions						(6,800)
Convertible preferred units, ending balance at Dec. 31, 2024						$ 84,308

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of December 31, 2021, 84,135 of the Class B Units had been converted to common units. As of December 31, 2022, 2023 and 2024, 420,675 of the Class B Units had been converted to common units.